Spin-Off of Business (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 13, 2014	Jun. 30, 2013
Discontinued Operations and Disposal Groups [Abstract]
Net operating loss carry forwards	$ 431,931	$ 13,680	$ 530,972